Net commission income (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Fee and Commission Income

Fee and commission income
	2017	2016	2015
Funds transfer	1,172	1,103	1,014
Securities business	532	497	570
Insurance broking	176	181	185
Asset management fees	116	91	74
Brokerage and advisory fees	548	477	436
Other	1,321	1,232	1,132

	3,865	3,581	3,411

Schedule of Fee and Commission Expense

Fee and commission expenses
	2017	2016	2015
Funds transfer	437	403	385
Securities business	150	166	158
Insurance broking	4	8	18
Asset management fees	5	5	2
Brokerage and advisory fees	192	166	140
Other	367	400	390

	1,155	1,148	1,093